Property, Plant and Equipment - Estimated Service Lives of Property, Plant and Equipment (Detail)	12 Months Ended
Dec. 31, 2018
Land improvements [Member] | Bottom of Range [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Estimated service lives	P8Y
Land improvements [Member] | Top of Range [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Estimated service lives	P30Y
Main buildings [Member] | Bottom of Range [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Estimated service lives	P35Y
Main buildings [Member] | Top of Range [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Estimated service lives	P60Y
Other building facilities [Member] | Bottom of Range [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Estimated service lives	P3Y
Other building facilities [Member] | Top of Range [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Estimated service lives	P20Y
Computer equipment [Member] | Bottom of Range [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Estimated service lives	P2Y
Computer equipment [Member] | Top of Range [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Estimated service lives	P8Y
Telecommunication circuits [Member] | Bottom of Range [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Estimated service lives	P2Y
Telecommunication circuits [Member] | Top of Range [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Estimated service lives	P30Y
Telecommunication machinery and antennas equipment [Member] | Bottom of Range [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Estimated service lives	P2Y
Telecommunication machinery and antennas equipment [Member] | Top of Range [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Estimated service lives	P30Y
Transportation equipment [Member] | Bottom of Range [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Estimated service lives	P3Y
Transportation equipment [Member] | Top of Range [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Estimated service lives	P10Y
Leasehold improvements [Member] | Bottom of Range [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Estimated service lives	P1Y
Leasehold improvements [Member] | Top of Range [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Estimated service lives	P6Y
Mechanical and air conditioner equipment [Member] | Bottom of Range [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Estimated service lives	P3Y
Mechanical and air conditioner equipment [Member] | Top of Range [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Estimated service lives	P16Y
Others [Member] | Bottom of Range [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Estimated service lives	P1Y
Others [Member] | Top of Range [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Estimated service lives	P10Y